COMMITMENTS AND CONTINGENCIES (Details) - USD ($)	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2019	Dec. 31, 2020	Oct. 12, 2020
Fair value as of beginning period	$ 77,858,000		$ 56,360,000
Initial measurement on October 12, 2020		38,110,000
Change in valuation inputs or other assumptions	(17,346,000)	18,250,000	21,498,000
Fair value as of Ending period	60,512,000	56,360,000	$ 77,858,000
Prosus Agreement [Member]
Probability for consummation of business combination			85.00%	85.00%
Fair value as of beginning period	50,481,190		$ 0
Initial measurement on October 12, 2020			71,969,454
Change in valuation inputs or other assumptions	(25,948,777)		(21,488,264)
Fair value as of Ending period	$ 24,532,413	$ 0	$ 50,481,190